Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating activities
Income from operations	$ 63,149	$ 51,230	$ 37,537
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,834	12,944	8,981
Deferred tax expense (benefit) (Note 12)	(1,167)	(1,540)	152
Foreign currency exchange contracts (loss)/income (Note 2)	(1,321)	107
Loss on foreign exchange	8,867	961	66
Provision for doubtful accounts	805	386	190
Loss from revaluation of contingent liability (Note 2)	1,166	922
Share-based compensation (Note 15)	5,783	1,418	5,460
Other	(85)	139	(13)
Changes in operating assets and liabilities:
Trade accounts receivable and unbilled revenue	(32,450)	(26,155)	(18,305)
Work-in-progress	3,271	(1,242)	419
Due to and from related parties	575	5,590	(4,636)
Accounts payable	(5,035)	(1,281)	989
Advances received	(1,077)	(68)	1,185
Accrued liabilities	(527)	2,768	1,435
Deferred revenue	7,545	195
Changes in other assets and liabilities	9,036	5,004	1,788
Net cash provided by operating activities	75,369	51,378	35,248
Investing activities
Purchases of property and equipment	(14,232)	(13,780)	(9,032)
Purchases of intangible assets	(3,868)	(6,034)	(2,033)
Proceeds from disposal of property and equipment	77	301	352
Acquisitions, net of cash acquired	(24,257)		(1,605)
Loans (issued to) repaid from related parties		380	(3,800)
Net cash used in investing activities	(42,280)	(19,133)	(16,118)
Financing activities
Proceeds from short-term borrowings	98,265	215,408	22,022
Repayment of short-term borrowings	(116,859)	(211,721)	(15,586)
Acquisition of business, deferred consideration	(2,747)	(2,376)
Repayment of capital lease obligations	(38)	(83)	(485)
Overdraft facilities, net	(598)	(84)	413
Repayment of loans from related parties			(5,547)
Foreign currency exchange contracts, net	909	(722)
Dividend paid	(18)	(30,587)	(21,915)
Proceeds from issue of shares pursuant to IPO		32,348
Repayment of IPO costs		(1,312)
Net cash provided by (used in) financing activities	(21,086)	871	(21,098)
Effect of exchange rate changes on cash and cash equivalents	(3,913)	(112)	(379)
Net increase (decrease) in cash and cash equivalents	8,090	33,004	(2,347)
Cash and cash equivalents at beginning of year	37,503	4,499	6,846
Cash and cash equivalents at end of period	45,593	37,503	4,499
Supplemental disclosure of cash flow information
Cash paid for income tax	3,013	3,375	3,337
Cash paid for interest	$ 433	$ 1,326	$ 1,382